Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000264087 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264087 | 147528103 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000264087 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000264087 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000264087 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000264087 | 191216100 | Coca-Cola Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000264087 | 94106L109 | Waste Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000264087 | H1467J104 | Chubb Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264087 | 58155Q103 | McKesson Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000264087 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000264087 | Utilities018802108
Holdings [Line Items]
Percent of Total Investments	99.20%
C000264087 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.80%
C000264087 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264087 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264087 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000264087 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000264087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264087 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000264087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000264087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000264087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000264088 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000264088 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264088 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264088 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000264088 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264088 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264088 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264088 | 149123101 | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264088 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264088 | 02079K107 | Alphabet, Inc., C
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264088 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.70%
C000264088 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000264088 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000264088 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000264088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000264088 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000264088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000264088 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000264088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000264088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000264088 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000264088 | Financials001055102
Holdings [Line Items]
Percent of Total Investments	99.30%
C000264088 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264089 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264089 | 14149Y108 | Cardinal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264089 | 46641Q159 | JPMorgan Income ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000264089 | 61774R825 | Eaton Vance Short Duration Income ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000264089 | 29287L700 | TCW Flexible Income ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000264089 | 72201R585 | PIMCO Multi Sector Bond Active ETF
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000264089 | 92206C771 | Vanguard Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000264089 | 464287226 | iShares Core U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000264089 | 92206C813 | Vanguard Long-Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000264089 | 41653L875 | Hartford Strategic Income ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000264089 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	0.80%
C000264089 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264089 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000264089 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264089 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264089 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264089 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000264089 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264089 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000264089 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000264089 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000264089 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000264089 | Real Estate008492100
Holdings [Line Items]
Percent of Total Investments	53.30%
C000264089 | Fixed Income - Other61774R825
Holdings [Line Items]
Percent of Total Investments	45.90%
C000264089 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	45.90%